Equity reserves and long-term incentive plan awards - disclosure of movement in phantom share unit liability (Details) - Phantom Share Units [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [line items]
Balance, beginning of year	$ 277	$ 56
Awards vested and change in fair value during the year	104	221
Total liability, end of year	381	277
Less: current portion of liability	(381)	0
Total non-current liability, end of year	$ 0	$ 277